Label	Element	Value
Lord Abbett Multi-Asset Global Opportunity Fund
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Supplement [Text Block]	cik0000829901_SupplementTextBlock

LORD ABBETT GLOBAL FUND, INC.
Lord Abbett Multi-Asset Global Opportunity Fund

Supplement dated February 17, 2017 to the

Summary Prospectus and Statement of Additional Information dated May 1, 2016 and Prospectus dated May, 1, 2016, as revised June 24, 2016

This supplement updates certain information contained in the Fund’s summary prospectus, prospectus, and statement of additional information (“SAI”). Please review this important information carefully.

On February 16, 2017, the Board of Directors of Lord Abbett Global Fund, Inc. approved changes to Lord Abbett Multi-Asset Global Opportunity Fund’s target allocation ranges and the menu of underlying Funds in which the Fund may invest. The specific changes, which will take effect on or about April 1, 2017 and will be reflected in a new summary prospectus, prospectus, and SAI to be issued on or about April 1, 2017, are:

Principal Investment Strategy Changes. Certain of the Fund’s principal investment strategies will be modified, including: (i) to increase the Fund’s target allocation range for equity securities from 40% to 75% to 25% to 80%; (ii) to increase the Fund’s target allocation range for fixed income securities from 25% to 60% to 20% to 75%; and (iii) to increase the number of affiliated mutual funds managed by Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment adviser, in which the Fund may invest in pursuit of its investment objective, consistent with its principal investment strategies, as discussed below.

Additional Underlying Funds. In accordance with the Fund’s principal investment strategy changes, the Fund will have the flexibility to invest in any Lord Abbett Fund except (1) the state-specific municipal funds organized under Lord Abbett Municipal Income Fund, Inc.; (2) the funds organized under Lord Abbett Series Fund, Inc.; and (3) any Lord Abbett fund-of-funds. Accordingly, disclosure relating to the Fund in the section of the prospectus titled “Appendix A: Underlying Funds of Multi-Asset Global Opportunity Fund” will be updated to include the following additional affiliated funds managed by Lord Abbett in which the Fund will be permitted to invest: Lord Abbett AMT Free Municipal Bond Fund; Lord Abbett Bond Debenture Fund; Lord Abbett Core Plus Bond Fund; Lord Abbett Global Core Equity Fund; Lord Abbett Intermediate Tax Free Fund; Lord Abbett Short Duration High Yield Municipal Bond Fund; Lord Abbett Short Duration Tax Free Fund; Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund; and Lord Abbett Ultra Short Bond Fund.

Additional Principal Risks. The Fund will be subject to additional principal risks as a result of the changes to its investment policies and principal investment strategies. Accordingly, the following risks will be added as principal risks of the Fund: New Underlying Fund Risk; Mortgage-Related and Other Asset-Backed Securities Risk; Inflation-Linked Investments Risk; and Government Securities Risk.

Please retain this document for your future reference.

Risk/Return [Heading]	rr_RiskReturnHeading	Lord Abbett Multi-Asset Global Opportunity Fund